PROVISION FOR JUDICIAL LIABILITIES - Provisions for probable losses by nature of proceedings (Details) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$)
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year	R$ 3,686,801
Business combination with Fibria		R$ 389,593
Payments	(52,693)	(40,360)
Write-off	(68,635)	(73,039)
Additions	42,233	3,009,576
Monetary adjustment	22,559	49,761
Balance at the end of the year	3,630,265	3,686,801
Tax
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year	492,413	296,869
Business combination with Fibria		139,462
Payments	(22,706)	(34)
Write-off	(25,331)	(3,875)
Additions	5,362	46,603
Monetary adjustment	6,969	13,388
Balance at the end of the year	R$ 456,707	492,413
Tax | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of administrative proceedings and lawsuits | lawsuit	46
Labor
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year	R$ 227,139	50,869
Business combination with Fibria		185,157
Payments	(16,161)	(34,794)
Write-off	(20,347)	(55,730)
Additions	30,920	50,521
Monetary adjustment	12,749	31,116
Balance at the end of the year	R$ 234,300	227,139
Labor | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	1,180
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year	R$ 64,897	3,532
Business combination with Fibria		64,974
Payments	(13,826)	(5,532)
Write-off	(18,807)	(13,434)
Additions	5,951	10,100
Monetary adjustment	2,841	5,257
Balance at the end of the year	R$ 41,056	64,897
Civil and environment | Probable loss
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	28
Contingent liabilities
PROVISION FOR JUDICIAL LIABILITIES
Balance at the beginning of the year	R$ 2,902,352
Write-off	(4,150)
Additions		2,902,352
Balance at the end of the year	R$ 2,898,202	R$ 2,902,352